Expense Example	Oct. 29, 2026 USD ($)
Invesco Emerging Markets Enhanced ETF | Invesco Emerging Markets Enhanced ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 34
Expense Example, with Redemption, 3 Years	106
Invesco International Developed Enhanced ETF | Invesco International Developed Enhanced ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	24
Expense Example, with Redemption, 3 Years	74
Invesco U.S. Large Cap Enhanced ETF | Invesco U.S. Large Cap Enhanced ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
Invesco U.S. Small Cap Enhanced ETF | Invesco U.S. Small Cap Enhanced ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	$ 84